STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						1 Months Ended									3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 10, 2021	Apr. 09, 2021	Oct. 14, 2020	Oct. 05, 2020	Aug. 05, 2020	May 21, 2021	Apr. 16, 2021	Apr. 02, 2021	Dec. 04, 2020	Oct. 27, 2020	Oct. 16, 2020	Sep. 28, 2020	Sep. 25, 2020	Apr. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																				7,110,340
Common Stock, Par or Stated Value Per Share															$ 0.001			$ 0.001		$ 0.001	$ 0.001
Shares issued, value															$ 241,776	$ 90,000	$ 616,667			$ 1,142,992	$ 1,270,080
Strike price of warrants																				$ 0.30
Deemed dividends																				$ 663,501	388,932
Proceeds from warrant exercises																		$ 123,500		654,076
Debt conversion value																					531,100
Gain (Loss) on Extinguishment of Debt															$ (3,056,892)		$ 980	$ (6,743,015)	$ 980	$ (56,948)
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt						$ 1,487,386
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount		$ 50,000				$ 300,000	$ 25,000	$ 200,000
Common stock warrants issued		500,000				6,000,000	250,000	2,000,000
Two Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	600,000
Shares issued, value	$ 138,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	300,000
Shares issued, value	$ 89,700
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued									6,590,340
Conversion of stock value									$ 612,576
Deemed dividends									663,501
Original strike price of warrants																				7,110,340
Proceeds from warrant exercises																				$ 654,076
Debt conversion shares																				9,305,426
Debt conversion value																				$ 1,104,476
Shares issued for services, shares																				600,000
Stock repurchased																				1,300,000
Restricted Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock value									$ 320,325
Restricted Common Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock shares									1,601,632
Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														4,166,667
Common Stock, Par or Stated Value Per Share														$ 0.001
Shares issued, value														$ 416,667
Debt Conversion, Converted Instrument, Warrants or Options Issued														4,000,000
Strike price of warrants														$ 0.30
Investors [Member] | Restricted Common Stock [Member] | Transaction One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued														16,667
Strike price of warrants														$ 0.40
Debt With Labrys Fund [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														1,300,000
Investors One [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			912,409
Common Stock, Par or Stated Value Per Share																	$ 0.001		$ 0.001
Shares issued, value																			$ 200,000
Shares Issued, Price Per Share																	0.1096		$ 0.1096
Two Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			961,538
Common Stock, Par or Stated Value Per Share																	0.001		$ 0.001
Shares Issued, Price Per Share																	$ 0.104		$ 0.104
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued					163,043
Shares issued, value					$ 30,000
Debt Conversion, Converted Instrument, Warrants or Options Issued					163,043
Strike price of warrants					$ 0.54
Accredited Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			166,667	300,000						133,333		300,000	500,000
Shares issued, value												$ 90,000
Strike price of warrants													$ 0.075
Conversion of stock value			$ 50,000	$ 90,000						$ 40,000			$ 37,500
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued											600,000
Shares issued, value											$ 174,000
Accredited Iinvestors And Related Parties [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																				8,385,289
Shares issued, value																				$ 1,142,992
Investor [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															735,669		6,040,614	1,185,669	6,040,614
Shares issued, value															$ 241,776		$ 616,667	$ 331,776	$ 616,667